Financial risk management - Summary of changes in liabilities arising from financing activities (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance as of January 1	S/ 5,762,765	S/ 8,050,357
Dividends payable	430,425	516,164
Cash flow	(167,242)	(2,672,177)
Effect of movement in exchange rate	69,073	(132,895)
Others	125,173	1,316
Balance as of December 31	6,220,194	5,762,765
Inter-bank funds [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance as of January 1	119,712	30,012
Cash flow	(121,438)	91,245
Effect of movement in exchange rate	1,785	(1,592)
Others	(59)	47
Balance as of December 31		119,712
Bonds, notes and other obligations [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance as of January 1	5,551,629	7,906,303
Cash flow	439,867	(2,189,040)
Effect of movement in exchange rate	67,186	(131,024)
Others	16,751	(34,610)
Balance as of December 31	6,075,433	5,551,629
Lease liability related to right-of-use assets [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance as of January 1	90,513	112,581
Cash flow	(55,391)	(57,818)
Effect of movement in exchange rate	102	(279)
Others	108,579	36,029
Balance as of December 31	143,803	90,513
Dividends payable [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance as of January 1	911	1,461
Dividends payable	430,425	516,164
Cash flow	(430,280)	(516,564)
Others	(98)	(150)
Balance as of December 31	S/ 958	S/ 911